OTHER DEBT – VEHICLE LOANS (Tables)	12 Months Ended
Feb. 28, 2022
Other Debt Vehicle Loans
Schedule of derivative liabilities using the Monte-Carlo

The Company estimated the fair value of the derivative liabilities using the multinomial lattice model using the following key assumptions during the year ended February 28, 2021:

Strike price	$0.04 - $0.026
Fair value of Company common stock	$0.0632 - $0.0145
Dividend yield	0.00%
Expected volatility	125.3% - 107.7%
Risk free interest rate	0.15% - 0.13%
Expected term (years)	0.5 - 0.25

The Company estimated the fair value of the derivative liabilities using the multinomial lattice model using the following key assumptions during the year ended February 28, 2021:

Strike price	$0.2899 - $0.0013
Fair value of Company common stock	$0.138 - $0.0013
Dividend yield	0.00%
Expected volatility	355.10% - 196.50%
Risk free interest rate	0.09% - 0.15%
Expected term (years)	0.25 - 1.00

Schedule of level 3 financial instruments

The changes in the derivative liabilities (Level 3 financial instruments) measured at fair value on a recurring basis for the year ended February 28, 2022 were as follows:

Balance as of February 28, 2021	$444,466

Derivative discount on loan amendment	438,835
Adjustment to derivative liability due to debt extinguishment	(81,228)
Release of derivative liability on conversion of convertible notes payable	(422,272)
Change in fair value of derivative liabilities	(372,214)
Balance as of February 28, 2022	$7,587

The changes in the derivative liabilities (Level 3 financial instruments) measured at fair value on a recurring basis for the year ended February 28, 2021 were as follows:

Balance as of February 29, 2020	$6,890,688

Release of derivative liability on conversion of convertible notes payable	(2,837,687)
Debt discount due to derivative liabilities	143,133
Adjustment to derivative liability due to debt settlement	(2,987,643)
Change in fair value of derivative liabilities	(764,025)
Balance as of February 28, 2021	$444,466